Fair Value Measurements (Details) - Schedule of weighted-average assumptions made in estimating the fair value	Mar. 31, 2023	Jun. 30, 2022
Probability of conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs
Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs
Private Financing [Member] | Probability of conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		10
Private Financing [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		0.3
Private Financing [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		16.5
Public Financing [Member] | Probability of conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		80
Public Financing [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		0.2
Public Financing [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		16.5
Change in Control [Member] | Probability of conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		5
Change in Control [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		0.2
Change in Control [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		16.5
Maturity Date [Member] | Probability of conversion [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		5
Maturity Date [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs		0.3
Maturity Date [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs
Level 3 [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs	4.93	5.93
Level 3 [Member] | Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs	3.64	3
Level 3 [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs	59.07	65.72
Level 3 [Member] | Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs
Level 3 [Member] | Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement inputs	6.15	7.48